
FS Energy & Power Fund (FSEP)
ELECTRONIC KIT MATERIALS

ELECTRONIC KIT MATERIALS

FS Energy & Power Fund (FSEP)

Below are links to the latest investor kit materials for FSEP. Please use this kit for new business and ensure investors receive a copy of the prospectus available below.



SUBSCRIPTION AGREEMENT
Redesigned subscription agreement is simple and fast to complete



HOLDINGS REVIEW
Quarterly listing of portfolio holdings



OFFERING BROCHURE
Fund overview



PROSPECTUS
In-depth Fund information



QUARTERLY FACT SHEET
Quarterly overview of key Fund facts

For more information

INVESTOR INQUIRIES For more information on FSEP, please consult with your financial advisor.
FINANCIAL ADVISORS Please contact your wholesaler or contact our sales desk at 877-392-9880.

FRANKLIN SQUARE
CAPITAL PARTNERS